Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2022
Trade receivables.
Schedule of trade receivables

	At March 31,
	2022	2021	2020
	€M	€M	€M
Trade receivables	43.5	18.6	67.5
	43.5	18.6	67.5